Reconciliation of Provision for Income Taxes at United States Statutory Rate (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		49 Months Ended	55 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Income Tax Contingency [Line Items]
Income tax recovery at statutory rate					$ 165,000	$ 21,000
Valuation allowance change					(165,000)	(21,000)
Provision for income taxes